Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 11,954,753	$ 11,725,833
Less: accumulated depreciation	(6,443,051)	(5,802,214)
Satellites and other property and equipment, net	5,511,702	5,923,619
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	10,786,802	10,653,213
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	894,796	808,203
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 273,155	$ 264,417